Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance		$ 8,119,436
Depreciation expenses	$ 12,828	392,667	$ 122,231
Ending balance	252,806	7,738,379	8,119,436
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		35,965
Ending balance	1,175	35,965	35,965
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		8,083,471
Ending balance	251,631	7,702,414	8,083,471
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	275,817	8,442,750
Additions	4,111	125,853	186,535
Disposals			(342)
Transferred from inventories related to real estate business and property, plant and equipment	487	14,891	8,150,075
Effects of foreign currency exchange differences	(4,500)	(137,739)	106,482
Ending balance	275,915	8,445,755	8,442,750
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,175	35,965
Transferred from inventories related to real estate business and property, plant and equipment			35,965
Ending balance	1,175	35,965	35,965
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	274,642	8,406,785
Additions	4,111	125,853	186,535
Disposals			(342)
Transferred from inventories related to real estate business and property, plant and equipment	487	14,891	8,114,110
Effects of foreign currency exchange differences	(4,500)	(137,739)	106,482
Ending balance	274,740	8,409,790	8,406,785
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,562	323,314
Depreciation expenses	12,828	392,667	122,231
Disposals			(161)
Transferred from inventories related to real estate business and property, plant and equipment	9	265	199,745
Effects of foreign currency exchange differences	(290)	(8,870)	1,499
Ending balance	23,109	707,376	323,314
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,562	323,314
Depreciation expenses	12,828	392,667	122,231
Disposals			(161)
Transferred from inventories related to real estate business and property, plant and equipment	9	265	199,745
Effects of foreign currency exchange differences	(290)	(8,870)	1,499
Ending balance	$ 23,109	$ 707,376	$ 323,314